Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1) (4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3) (4)	Value ($) of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1) (2)	Compensation Actually Paid to PEO ($)(2) (3)			Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return($)(5)(6)	Net Income (in thousands) ($)(7)	FFO Per Diluted Share ($)(8)
2023	6,894,670	11,324,343	2,277,324	3,441,758	153.53	113.35	200,548	7.79
2022	5,467,097	(36,469)	1,875,710	435,024	120.29	99.67	186,274	7.00
2021	5,397,019	14,229,431	1,681,057	4,026,839	179.73	131.78	157,638	6.09
2020	4,666,270	5,689,719	1,618,443	1,892,120	106.70	92.00	108,391	5.38

Company Selected Measure Name	FFO per diluted share
Named Executive Officers, Footnote	For all years presented, the PEO is Marshall A. Loeb, Chief Executive Officer, President and Director.For all years presented, the non-PEO Named Executive Officers include: Brent W. Wood, Executive Vice President, Chief Financial Officer and Treasurer; John F. Coleman, Executive Vice President; R. Reid Dunbar, Senior Vice President; and Ryan M. Collins, Senior Vice President.
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the Peer Group, defined as the FTSE Nareit Equity REITs Index, a published industry index.
PEO Total Compensation Amount	$ 6,894,670	$ 5,467,097	$ 5,397,019	$ 4,666,270
PEO Actually Paid Compensation Amount	$ 11,324,343	(36,469)	14,229,431	5,689,719
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our other Named Executive Officers, as computed in accordance with SEC rules, but do not reflect the actual amount of compensation received by our PEO or other Named Executive Officers during the applicable year. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (a) for restricted share awards (excluding performance share awards), the closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (b) for performance share awards that are not market based, the same valuation methodology as restricted share awards above except year-end values are multiplied by the probability of achievement as of each such date, and (c) for market-based performance share awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end dates. For the portion of Compensation Actually Paid that is based on year-end stock prices, the following prices were used: $183.54, $148.06, $227.85, $138.06, and $132.67 for years end 2023, 2022, 2021, 2020, and 2019, respectively. Compensation Actually Paid reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2023 Summary Compensation Table (“SCT”)	6,894,670	2,277,324
Less, Value of Stock Awards Reported in SCT	(4,216,711)	(1,163,731)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	5,648,593	1,574,180
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	2,724,847	673,240
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	68,067	23,942
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	204,877	56,803
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	4,429,673	1,164,434
Compensation Actually Paid for Fiscal Year 2023	11,324,343	3,441,758

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2022 Summary Compensation Table (“SCT”)	5,467,097	1,875,710
Less, Value of Stock Awards Reported in SCT	(2,956,285)	(826,293)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	2,256,774	646,922
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	(4,391,500)	(1,151,722)
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	121,406	36,794
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(533,961)	(146,387)
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	(5,503,566)	(1,440,686)
Compensation Actually Paid for Fiscal Year 2022	(36,469)	435,024

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2021 SCT	5,397,019	1,681,057
Less, Value of Stock Awards Reported in SCT	(3,028,367)	(759,494)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	6,253,558	1,574,699
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	5,453,289	1,490,384
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	88,020	24,863
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	65,912	15,330
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	8,832,412	2,345,782
Compensation Actually Paid for Fiscal Year 2021	14,229,431	4,026,839

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2020 SCT	4,666,270	1,618,443
Less, Value of Stock Awards Reported in SCT	(2,481,393)	(686,016)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	3,007,943	835,889
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	334,747	87,026
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	73,081	20,607
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	89,071	16,171
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	1,023,449	273,677
Compensation Actually Paid for Fiscal Year 2020	5,689,719	1,892,120

Non-PEO NEO Average Total Compensation Amount	$ 2,277,324	1,875,710	1,681,057	1,618,443
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,441,758	435,024	4,026,839	1,892,120
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the Compensation Actually Paid for our PEO and the average Compensation Actually Paid for our other Named Executive Officers, as computed in accordance with SEC rules, but do not reflect the actual amount of compensation received by our PEO or other Named Executive Officers during the applicable year. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (a) for restricted share awards (excluding performance share awards), the closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (b) for performance share awards that are not market based, the same valuation methodology as restricted share awards above except year-end values are multiplied by the probability of achievement as of each such date, and (c) for market-based performance share awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end dates. For the portion of Compensation Actually Paid that is based on year-end stock prices, the following prices were used: $183.54, $148.06, $227.85, $138.06, and $132.67 for years end 2023, 2022, 2021, 2020, and 2019, respectively. Compensation Actually Paid reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2023 Summary Compensation Table (“SCT”)	6,894,670	2,277,324
Less, Value of Stock Awards Reported in SCT	(4,216,711)	(1,163,731)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	5,648,593	1,574,180
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	2,724,847	673,240
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	68,067	23,942
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	204,877	56,803
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	4,429,673	1,164,434
Compensation Actually Paid for Fiscal Year 2023	11,324,343	3,441,758

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2022 Summary Compensation Table (“SCT”)	5,467,097	1,875,710
Less, Value of Stock Awards Reported in SCT	(2,956,285)	(826,293)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	2,256,774	646,922
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	(4,391,500)	(1,151,722)
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	121,406	36,794
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(533,961)	(146,387)
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	(5,503,566)	(1,440,686)
Compensation Actually Paid for Fiscal Year 2022	(36,469)	435,024

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2021 SCT	5,397,019	1,681,057
Less, Value of Stock Awards Reported in SCT	(3,028,367)	(759,494)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	6,253,558	1,574,699
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	5,453,289	1,490,384
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	88,020	24,863
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	65,912	15,330
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	8,832,412	2,345,782
Compensation Actually Paid for Fiscal Year 2021	14,229,431	4,026,839

	PEO ($)	Average Other Named Executive Officers ($)
Total Reported in 2020 SCT	4,666,270	1,618,443
Less, Value of Stock Awards Reported in SCT	(2,481,393)	(686,016)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	3,007,943	835,889
Plus (or Minus), Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	334,747	87,026
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	73,081	20,607
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	89,071	16,171
Minus, Prior Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	1,023,449	273,677
Compensation Actually Paid for Fiscal Year 2020	5,689,719	1,892,120

Compensation Actually Paid vs. Total Shareholder Return	Total Shareholder Return and Peer Group Total Shareholder Return
Compensation Actually Paid vs. Net Income	Net Income
Compensation Actually Paid vs. Company Selected Measure	FFO Per Diluted Share
Total Shareholder Return Vs Peer Group	Total Shareholder Return and Peer Group Total Shareholder Return
Tabular List, Table

FFO Per Diluted Share(1)(2)
Change in Same PNOI Excluding Income from Lease Terminations(1)(3)
Debt-to-EBITDAre Ratio(1)(4)
Company TSR Compared to FTSE Nareit Equity REITs Index(1)(5)

Total Shareholder Return Amount	$ 153.53	120.29	179.73	106.70
Peer Group Total Shareholder Return Amount	113.35	99.67	131.78	92.00
Net Income (Loss)	$ 200,548,000	$ 186,274,000	$ 157,638,000	$ 108,391,000
Company Selected Measure Amount	7.79	7.00	6.09	5.38
PEO Name	Marshall A. Loeb, Chief Executive Officer, President and Director
Additional 402(v) Disclosure	The dollar amounts reported represent the total compensation for the PEO and the average total compensation for the other Named Executive Officers, in each cased as reported in the Summary Compensation Table for the applicable year.Value assumes $100 invested on December 31, 2019.Represents net income computed in accordance with GAAP. FFO, Same PNOI (excluding income from lease terminations) and EBITDAre are not computed in accordance with GAAP. A reconciliation of FFO and other required disclosure can be found on page 24 of our Annual Report on Form 10-K for the year ended December 31, 2023, which we filed with the SEC on February 14, 2024. Reconciliations of Same PNOI (excluding income from lease terminations) and EBITDAre and other required disclosure, including disclosure related to the Debt-to-EBITDAre ratio and Interest and Fixed Charge Coverage ratio, can be found on pages 5, 6, 8, 10, 21, 23 and 24 in the Company’s quarterly Supplemental Information for the period ended December 31, 2023, which can be found on the Investor Relations page of the Company’s website at www.eastgroup.net. Interest and Fixed Charge Coverage ratio is calculated as EBITDAre divided by the sum of interest expense plus principal amortization.FFO is a commonly used operating performance measure of REITs used to evaluate the performance of the Company's investments in real estate assets and its operating results.Same PNOI Excluding Income from Lease Terminations is a non-GAAP, property-level supplemental measure of performance used to evaluate the performance of the Company's investments in real estate assets and its operating results on a same property basis. Debt-to-EBITDAre Ratio is a non-GAAP measure used to analyze the Company's financial condition and operating performance relative to its leverage.The Company's TSR relative to that of the FTSE Nareit Equity REITs Index over a three-year period is a metric included in the Company's multi-year long-term incentive plans.
Measure:: 1
Pay vs Performance Disclosure
Name	FFO Per Diluted Share(1)(2)
Non-GAAP Measure Description	The Company selected FFO per diluted share as its Company-Selected Financial Measure. FFO is a commonly used operating performance measure of REITs used to evaluate the performance of the Company's investments in real estate assets and its operating results and is defined by Nareit. FFO is not computed in accordance with GAAP. A reconciliation of FFO and other required disclosure can be found on page 24 of our Annual Report on Form 10-K for the year ended December 31, 2023, which we filed with the SEC on February 14, 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	Change in Same PNOI Excluding Income from Lease Terminations(1)(3)
Measure:: 3
Pay vs Performance Disclosure
Name	Debt-to-EBITDAre Ratio(1)(4)
Measure:: 4
Pay vs Performance Disclosure
Name	Company TSR Compared to FTSE Nareit Equity REITs Index(1)(5)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,429,673	$ (5,503,566)	$ 8,832,412	$ 1,023,449
PEO | Stock Awards Reported Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,216,711)	(2,956,285)	(3,028,367)	(2,481,393)
PEO | Stock Awards Granted During Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,648,593	2,256,774	6,253,558	3,007,943
PEO | Change in Fair Value of Prior Year Stock Awards, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,724,847	(4,391,500)	5,453,289	334,747
PEO | Vesting Date Fair Value of Stock Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,067	121,406	88,020	73,081
PEO | Change in Fair Value From Prior Year of Prior Year Stock Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,877	(533,961)	65,912	89,071
PEO | Prior Year Awards Fair Value, Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,164,434	(1,440,686)	2,345,782	273,677
Non-PEO NEO | Stock Awards Reported Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,163,731)	(826,293)	(759,494)	(686,016)
Non-PEO NEO | Stock Awards Granted During Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,574,180	646,922	1,574,699	835,889
Non-PEO NEO | Change in Fair Value of Prior Year Stock Awards, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	673,240	(1,151,722)	1,490,384	87,026
Non-PEO NEO | Vesting Date Fair Value of Stock Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,942	36,794	24,863	20,607
Non-PEO NEO | Change in Fair Value From Prior Year of Prior Year Stock Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,803	(146,387)	15,330	16,171
Non-PEO NEO | Prior Year Awards Fair Value, Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0